                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

                Read instructions at end of Form
          before preparing Form.  Please print or type.

1.     Name and Address of issuer:

       Alliance Variable Products Series Fund, Inc.
       1345 Avenue of the Americas
       New York, NY  10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
       box but do not list series or classes):                  X

3.     Investment Company Act File Number:
       811-05398

       Securities Act File Number:
       33-18647

4(a).  Last day of fiscal year for which this Form is filed:
       December 31, 2000

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

       (i)   Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                              $  0*

      (ii)   Aggregate price of securities redeemed
             or repurchased during the fiscal year:         $  0*

     (iii)   Aggregate price of securities redeemed
             or repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fees payable to the Commission:   $  0

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                  $  0*

       (v)   Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                               $  0*

      (vi)   Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:
                                                            $  0

     (vii)   Multiplier for determining registration
             fee (See Instruction C.9):                x .000250

    (viii)   Registration fee due [multiply Item 5(v)
             by Item 5(vii)] (enter "0" if no fee
             is due):                                     = $  0

__________________
*For purposes of this Form 24f-2, the number and aggregate sale price of securities sold and securities sold in reliance upon registration pursuant to rule 24f-2 are -0- and $-0-, respectively, because the issuer sells all of its securities to unmanaged separate accounts that issue interests therein that are registered under the Securities Act of 1933 and on which registration fees have been or will be paid. (See, Instruction 3 to Form 24f-2.) During its most recently completed fiscal year, the issuer sold $36,326,695 shares for an aggregate sale price of $700,374,322.

6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
       here:                                                  N/A

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
       years, then state that number here:                    N/A

7.     Interest due - if this Form is being filed more than 90
       days   after the end of the issuer's fiscal year (see
       Instruction      D):                                  + $0

8.     Total of the amount of the registration fee
       due plus any interest due [line 5(viii)
       plus line 7]:                                       = $  0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

       Method of Delivery:  N/A

            /  / Wire Transfer
            /  / Mail or other means

                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Andrew L. Gangolf
                         _______________________
                         Andrew L. Gangolf
                         Assistant Secretary

Date  March 27, 2001








































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